ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 30, 2017 CNY (¥) shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
ORDINARY SHARES
Ordinary shares, shares issued			195,191,000			195,191,000	162,672,800	151,468,400
Ordinary shares, shares outstanding		195,191,000	195,191,000			195,191,000	162,672,800	151,468,400
Deemed Dividend | ¥					¥ 103,550,000
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)		¥ 463,065,000	$ 66,515	¥ 463,065,000
Issuance cost | ¥		¥ 31,776,000
Conversion ratio, Class B ordinary shares into Class A ordinary shares		1
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized			4,600,000,000			4,600,000,000	0
Ordinary shares, par value | $ / shares			$ 0.00001				$ 0.00001
Ordinary shares, shares issued			128,228,600			128,228,600	0
Ordinary shares, shares outstanding		128,228,600	128,228,600			128,228,600	0
Number of votes per share | ¥ / shares		¥ 1
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized			200,000,000			200,000,000	0
Ordinary shares, par value | $ / shares			$ 0.00001				$ 0.00001
Ordinary shares, shares issued			66,962,400			66,962,400	0
Ordinary shares, shares outstanding		66,962,400	66,962,400			66,962,400	0
Number of votes per share | ¥ / shares		¥ 5
Initial public offering | ADSs
ORDINARY SHARES
New ADSs issued (in shares)		8,085,000
Initial public offering | Class A ordinary shares
ORDINARY SHARES
Number of shares represented by ADS (in shares)		8,085,000
Board of directors | Ordinary shares
ORDINARY SHARES
Issuance of ordinary shares	9,894,500
Number of individuals. | ¥	3
Series A, B and C Preferred Shareholders
ORDINARY SHARES
Issuance of ordinary shares			1,309,900	1,309,900
Deemed Dividend | ¥				¥ 103,550,000
Fair value per ordinary share (in RMB per share) | ¥ / shares						¥ 82.10
Amended and Restated Memorandum of Association
ORDINARY SHARES
Ordinary shares, shares authorized			5,000,000,000			5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares			$ 0.00001				$ 0.00001	$ 0.00001